PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 57.8% of Net Assets
	Aerospace & Defense – 1.2%
1,492	Boeing Co. (The)	$222,517
1,629	General Dynamics Corp.	215,533
340	Lockheed Martin Corp.	115,243
1,103	Northrop Grumman Corp.	333,713
1,735	Raytheon Co.	227,545
3,894	Raytheon Technologies Corp.	367,321
4,784	Textron, Inc.	127,589

		1,609,461

	Air Freight & Logistics – 0.2%
3,274	United Parcel Service, Inc., Class B	305,857

	Banks – 1.4%
24,223	Bank of America Corp.	514,254
13,535	JPMorgan Chase & Co.	1,218,556
25,105	KeyCorp	260,339

		1,993,149

	Beverages – 1.1%
16,590	Coca-Cola Co. (The)	734,107
1,498	Constellation Brands, Inc., Class A	214,753
4,465	PepsiCo, Inc.	536,247

		1,485,107

	Biotechnology – 1.2%
7,117	AbbVie, Inc.	542,244
3,256	Amgen, Inc.	660,089
1,688	Vertex Pharmaceuticals, Inc.(a)	401,660

		1,603,993

	Building Products – 0.2%
2,965	Fortune Brands Home & Security, Inc.	128,236
2,132	Trane Technologies PLC	176,082

		304,318

	Capital Markets – 2.4%
1,620	BlackRock, Inc.	712,751
2,899	Cboe Global Markets, Inc.	258,736
4,308	CME Group, Inc.	744,896
1,629	Moody’s Corp.	344,534
2,069	MSCI, Inc.	597,858
3,826	Northern Trust Corp.	288,710
1,764	S&P Global, Inc.	432,268

		3,379,753

	Chemicals – 1.0%
1,652	Air Products & Chemicals, Inc.	329,756
3,219	Corteva, Inc.	75,646
2,958	Dow, Inc.	86,492

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
1,961	Ecolab, Inc.	$305,583
2,638	Linde PLC	456,374
418	Sherwin-Williams Co. (The)	192,079

		1,445,930

	Commercial Services & Supplies – 0.8%
2,517	Cintas Corp.	435,995
7,957	Waste Management, Inc.	736,500

		1,172,495

	Communications Equipment – 0.5%
18,664	Cisco Systems, Inc.	733,682

	Construction & Engineering – 0.1%
1,883	Jacobs Engineering Group, Inc.	149,265

	Consumer Finance – 0.3%
4,948	American Express Co.	423,598

	Containers & Packaging – 0.2%
3,265	Ball Corp.	211,115

	Diversified Financial Services – 0.7%
5,284	Berkshire Hathaway, Inc., Class B(a)	966,074

	Diversified Telecommunication Services – 1.2%
6,483	AT&T, Inc.	188,979
27,126	Verizon Communications, Inc.	1,457,480

		1,646,459

	Electric Utilities – 1.2%
3,056	Alliant Energy Corp.	147,574
2,699	American Electric Power Co., Inc.	215,866
3,845	Duke Energy Corp.	310,984
2,288	Edison International	125,360
5,881	Exelon Corp.	216,480
2,354	NextEra Energy, Inc.	566,419
2,577	Xcel Energy, Inc.	155,393

		1,738,076

	Electrical Equipment – 0.3%
4,506	Eaton Corp. PLC	350,071

	Energy Equipment & Services – 0.3%
16,445	Baker Hughes Co.	172,673
27,384	Halliburton Co.	187,580

		360,253

	Entertainment – 1.4%
2,941	Netflix, Inc.(a)	1,104,345
8,158	Walt Disney Co. (The)	788,063

		1,892,408

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 1.7%
5,413	Costco Wholesale Corp.	$1,543,408
7,485	Walmart, Inc.	850,446

		2,393,854

	Food Products – 0.4%
1,494	McCormick & Co., Inc.	210,968
8,150	Mondelez International, Inc., Class A	408,152

		619,120

	Health Care Equipment & Supplies – 1.9%
7,765	Abbott Laboratories	612,736
2,297	Becton Dickinson & Co.	527,782
1,382	Cooper Cos., Inc. (The)	380,976
7,263	Danaher Corp.	1,005,272
625	Stryker Corp.	104,056

		2,630,822

	Health Care Providers & Services – 1.3%
1,684	Anthem, Inc.	382,335
3,136	Centene Corp.(a)	186,310
5,080	UnitedHealth Group, Inc.	1,266,851

		1,835,496

	Hotels, Restaurants & Leisure – 0.6%
261	Chipotle Mexican Grill, Inc.(a)	170,798
1,260	Marriott International, Inc., Class A	94,261
3,316	McDonald’s Corp.	548,301
1,333	Wynn Resorts Ltd.	80,233

		893,593

	Household Durables – 0.2%
2,657	DR Horton, Inc.	90,338
1,851	Garmin Ltd.	138,751
918	Whirlpool Corp.	78,764

		307,853

	Household Products – 1.2%
2,242	Church & Dwight Co., Inc.	143,892
2,184	Kimberly-Clark Corp.	279,268
11,547	Procter & Gamble Co. (The)	1,270,170

		1,693,330

	Industrial Conglomerates – 0.6%
2,767	3M Co.	377,723
3,278	Honeywell International, Inc.	438,564

		816,287

	Insurance – 1.5%
4,030	Aon PLC	665,111
3,465	Assurant, Inc.	360,672
3,496	Globe Life, Inc.	251,607
4,383	Marsh & McLennan Cos., Inc.	378,954

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
2,881	Willis Towers Watson PLC	$489,338

		2,145,682

	Interactive Media & Services – 2.6%
979	Alphabet, Inc., Class A(a)	1,137,549
1,004	Alphabet, Inc., Class C(a)	1,167,461
7,731	Facebook, Inc., Class A(a)	1,289,531

		3,594,541

	Internet & Direct Marketing Retail – 2.8%
1,904	Amazon.com, Inc.(a)	3,712,267
127	Booking Holdings, Inc.(a)	170,856

		3,883,123

	IT Services – 2.2%
3,160	Accenture PLC, Class A	515,902
2,449	Akamai Technologies, Inc.(a)	224,059
3,057	Automatic Data Processing, Inc.	417,831
3,693	Fidelity National Information Services, Inc.	449,216
3,853	Paychex, Inc.	242,431
7,471	Visa, Inc., Class A	1,203,727

		3,053,166

	Life Sciences Tools & Services – 1.3%
3,966	Agilent Technologies, Inc.	284,045
4,031	Thermo Fisher Scientific, Inc.	1,143,192
1,865	Waters Corp.(a)	339,523

		1,766,760

	Machinery – 0.8%
2,877	Caterpillar, Inc.	333,847
2,367	Deere & Co.	327,025
1,418	Fortive Corp.	78,260
2,761	Illinois Tool Works, Inc.	392,393

		1,131,525

	Media – 1.1%
1,221	Charter Communications, Inc., Class A(a)	532,734
30,504	Comcast Corp., Class A	1,048,728

		1,581,462

	Metals & Mining – 0.1%
2,873	Newmont Corp.	130,089

	Multi-Utilities – 0.8%
3,336	CMS Energy Corp.	195,990
7,422	Consolidated Edison, Inc.	578,916
3,114	Dominion Energy, Inc.	224,800
1,549	Sempra Energy	175,021

		1,174,727

Shares	Description	Value (†)
Common Stocks – continued
	Multiline Retail – 0.4%
1,921	Dollar General Corp.	$290,090
2,460	Target Corp.	228,706

		518,796

	Oil, Gas & Consumable Fuels – 1.3%
10,298	Cabot Oil & Gas Corp.	177,022
4,492	Concho Resources, Inc.	192,482
6,587	EOG Resources, Inc.	236,605
20,139	Exxon Mobil Corp.	764,678
2,932	Pioneer Natural Resources Co.	205,680
15,686	Williams Cos., Inc. (The)	221,957

		1,798,424

	Pharmaceuticals – 3.3%
5,582	Eli Lilly & Co.	774,335
12,858	Johnson & Johnson	1,686,070
20,965	Merck & Co., Inc.	1,613,047
4,958	Zoetis, Inc.	583,507

		4,656,959

	Professional Services – 0.2%
849	Equifax, Inc.	101,413
1,313	Verisk Analytics, Inc.	183,006

		284,419

	REITs - Apartments – 0.2%
1,799	AvalonBay Communities, Inc.	264,759

	REITs - Diversified – 1.2%
4,568	American Tower Corp.	994,682
1,003	Crown Castle International Corp.	144,833
4,191	Duke Realty Corp.	135,705
220	Equinix, Inc.	137,405
842	SBA Communications Corp.	227,315

		1,639,940

	REITs - Health Care – 0.0%
2,406	Ventas, Inc.	64,481

	REITs - Hotels – 0.0%
1,403	Host Hotels & Resorts, Inc.	15,489

	REITs - Office Property – 0.1%
558	Alexandria Real Estate Equities, Inc.	76,480

	REITs - Storage – 0.2%
1,563	Public Storage	310,427

	Road & Rail – 0.4%
3,588	Union Pacific Corp.	506,052

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.6%
3,613	Analog Devices, Inc.	$323,905
2,335	Broadcom, Inc.	553,629
19,741	Intel Corp.	1,068,383
1,827	Lam Research Corp.	438,480
2,583	NVIDIA Corp.	680,879
8,569	QUALCOMM, Inc.	579,693

		3,644,969

	Software – 6.7%
6,202	Adobe, Inc.(a)	1,973,725
1,652	ANSYS, Inc.(a)	384,040
32,382	Microsoft Corp.	5,106,965
11,152	Oracle Corp.	538,976
9,722	salesforce.com, Inc.(a)	1,399,774

		9,403,480

	Specialty Retail – 1.3%
234	AutoZone, Inc.(a)	197,964
4,422	Home Depot, Inc. (The)	825,632
4,409	Lowe’s Cos., Inc.	379,394
601	O’Reilly Automotive, Inc.(a)	180,931
4,486	TJX Cos., Inc. (The)	214,476

		1,798,397

	Technology Hardware, Storage & Peripherals – 2.7%
13,769	Apple, Inc.	3,501,319
6,099	Western Digital Corp.	253,840

		3,755,159

	Textiles, Apparel & Luxury Goods – 0.4%
5,717	NIKE, Inc., Class B	473,025
1,119	VF Corp.	60,515

		533,540

	Total Common Stocks (Identified Cost $60,246,388)	80,694,265

Principal Amount
Short-Term Investments – 41.7%
	Certificates of Deposit – 25.1%
$2,000,000	Mizuho Bank Ltd. (NY), 1-month LIBOR + 0.200%, 0.950%, 4/20/2020(b)	2,000,286
4,000,000	Landesbank Hessen (NY), 1.640%, 5/06/2020	4,002,387
1,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.190%, 0.802%, 5/18/2020(b)(c)	1,000,140
3,000,000	Credit Industriel et Commercial (NY), 1.620%, 5/19/2020	3,002,090
2,000,000	National Australia Bank (NY), 1-month LIBOR + 0.150%, 0.923%, 5/20/2020(b)(c)	1,999,933
4,000,000	Sumitomo Mitsui Banking Corp. (NY), 1-month LIBOR + 0.050%, 0.913%, 6/10/2020(b)	3,998,987

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$3,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 1-month LIBOR + 0.070%, 1.086%, 6/10/2020(b)	$2,999,400
3,000,000	Nordea Bank ABP (NY), 3-month LIBOR + 0.060%, 0.828%, 6/11/2020(b)(c)	2,997,433
1,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.180%, 0.991%, 6/12/2020(b)(c)	999,678
5,000,000	Norinchukin Bank (NY), 1.640%, 6/18/2020(c)	5,004,879
3,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.210%, 1.073%, 7/10/2020(b)(c)	2,997,743
4,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.310%, 1.083%, 10/20/2020(b)(c)	3,995,355

		34,998,311

	Time Deposits – 7.9%
6,500,000	Skandinaviska Enskilda Banken (NY), 0.030%, 4/01/2020	6,500,000
4,500,000	National Bank of Kuwait (NY), 0.070%, 4/01/2020	4,500,000

		11,000,000

	Commercial Paper – 5.4%
2,500,000	Credit Agricole Corporate & Investment Bank (NY), 0.090%, 4/03/2020(d)	2,499,998
3,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.801%, 4/08/2020(d)	2,999,229
1,000,000	Santander UK PLC, 1.738%, 4/21/2020(d)	999,358
1,000,000	Santander UK PLC, 1.758%, 4/16/2020(d)	999,622

		7,498,207

	Treasuries – 1.7%
1,000,000	U.S. Treasury Bills, 1.485%, 4/02/2020 (d)(e)	1,000,000
1,450,000	U.S. Treasury Bills, 1.530%, 5/07/2020 (d)(e)	1,449,908

		2,449,908

	Other Notes – 1.4%
2,000,000	Bank of America NA, 1.840%, 6/15/2020 (c)	2,007,342

	Repurchase Agreement – 0.2%
296,200	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $296,200 on 4/01/2020 collateralized by $295,000 U.S. Treasury Note, 1.375% due 10/15/2022 valued at $305,190 including accrued interest(f)	296,200

	Total Short-Term Investments (Identified Cost $58,241,310)	58,249,968

Description	Value (†)
Total Investments – 99.5% (Identified Cost $118,487,698)	$138,944,233
Other assets less liabilities – 0.5%	645,715

Net Assets – 100.0%	$139,589,948

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of March 31, 2020 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/19/2020	52	$6,479,512	$6,681,220	$(201,708)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$80,694,265	$—	$—	$80,694,265
Short-Term Investments	—	58,249,968	—	58,249,968

Total	$80,694,265	$58,249,968	$—	$138,944,233

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(201,708)	$—	$—	$(201,708)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to 130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). During the period ended March 31, 2020, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market and short contracts on U.S. equity market indices to decrease exposure to the U.S. equity market.

The following is a summary of derivative instruments for the Fund, as of March 31, 2020:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Equity contracts	$(201,708)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2020:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk
Margin with brokers	$2,759,526	$2,759,526

Industry Summary at March 31, 2020 (Unaudited)

Software	6.7%
Pharmaceuticals	3.3
Internet & Direct Marketing Retail	2.8
Technology Hardware, Storage & Peripherals	2.7
Semiconductors & Semiconductor Equipment	2.6
Interactive Media & Services	2.6
Capital Markets	2.4
IT Services	2.2
Other Investments, less than 2% each	32.5
Short-Term Investments	41.7

Total Investments	99.5
Other assets less liabilities (including futures contracts)	0.5

Net Assets	100.0%